Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property and equipment, net
Property, plant and equipment at beginning of period	€ 37,227	€ 17,691
Property, plant and equipment at end of period	43,653	37,227
Increased property and equipment	43,653	37,227
Cost
Property and equipment, net
Property, plant and equipment at beginning of period	56,223	34,058
Additions	12,459	22,168
Disposals	(794)	(2)
Property, plant and equipment at end of period	67,888	56,223
Increased property and equipment	67,888	56,223
Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(18,996)	(16,366)
Depreciation charge of the year	5,238	2,628
Property, plant and equipment at end of period	(24,234)	(18,996)
Increased property and equipment	(24,234)	(18,996)
Construction in progress
Property and equipment, net
Property, plant and equipment at beginning of period	26,873	9,779
Property, plant and equipment at end of period	0	26,873
Increased property and equipment	0	26,873
Construction in progress | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	26,873	9,779
Additions	5,445	17,094
Transfer	(31,909)
Disposals	(409)
Property, plant and equipment at end of period	0	26,873
Increased property and equipment	0	26,873
Leasehold improvements
Property and equipment, net
Property, plant and equipment at beginning of period	4,614	3,862
Property, plant and equipment at end of period	10,166	4,614
Increased property and equipment	10,166	4,614
Leasehold improvements | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	11,608	10,222
Additions	1,789	1,387
Transfer	5,139
Disposals	(321)
Property, plant and equipment at end of period	18,215	11,608
Increased property and equipment	18,215	11,608
Leasehold improvements | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(6,995)	(6,360)
Depreciation charge of the year	1,055	635
Property, plant and equipment at end of period	(8,050)	(6,995)
Increased property and equipment	(8,050)	(6,995)
Other fixed assets and office equipment
Property and equipment, net
Property, plant and equipment at beginning of period	5,740	4,050
Property, plant and equipment at end of period	33,487	5,740
Increased property and equipment	33,487	5,740
Other fixed assets and office equipment | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	17,742	14,057
Additions	5,224	3,687
Transfer	26,770
Disposals	(64)	(2)
Property, plant and equipment at end of period	49,672	17,742
Increased property and equipment	49,672	17,742
Other fixed assets and office equipment | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(12,001)	(10,006)
Depreciation charge of the year	4,183	1,993
Property, plant and equipment at end of period	(16,184)	(12,001)
Increased property and equipment	€ (16,184)	€ (12,001)